       PLATINUM CLASS(SM)

             [LOGO]

           PROSPECTUS
         MARCH 1, 2001

     [American AAdvantage Funds Logo]         - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND*


                                                          AVAILABLE THROUGH:
                                                      SOUTHWEST SECURITIES LOGO
                                                * NOT AVAILABLE FOR RETIREMENT PLANS.
                                              The Securities and Exchange Commission
                                              does not guarantee that the information in
                                              this Prospectus or any other mutual fund's
                                              prospectus is accurate or complete, nor
                                              does it judge the investment merit of
                                              these Funds. To state otherwise is a
 MANAGED BY AMR INVESTMENT SERVICES, INC.     criminal offense.


EAGLE LOGO

     TABLE OF CONTENTS

    About the Funds
    Overview....................................................    2
         Money Market Fund......................................    3
         Municipal Money Market Fund............................    7
         U.S. Government Money Market Fund......................   11
         Money Market Mileage Fund..............................   14
    The Manager.................................................   18
    Valuation of Shares.........................................   18
    About Your Investment
    Purchase and Redemption of Shares...........................   19
    Distributions and Taxes.....................................   21
    AAdvantage(R) Miles.........................................   22
    Additional Information
    Distribution of Fund Shares.................................   23
    Master-Feeder Structure.....................................   24
    Financial Highlights........................................   24
    Additional Information.................................Back Cover

ABOUT THE FUNDS
--------------------------------------------------------------------------------
Overview
--------

The American AAdvantage Funds (the "AAdvantage Funds") and the American AAdvantage Money Market Mileage Fund (the "Mileage Fund") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The AAdvantage Funds and the Mileage Fund (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its Portfolio, unless stated otherwise. See "Master-Feeder Structure".

Each shareholder of the Money Market Mileage Fund will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles(1). AAdvantage miles will be posted monthly to each Shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1)American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc., at the time of purchase,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,
- desire regular, monthly income from a highly liquid investment,
- require a short-term investment vehicle for cash when making long-term investment decisions, or
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

91..........................................................   6.77%
92..........................................................   4.02%
93..........................................................   3.28%
94..........................................................   4.22%
95..........................................................   5.93%
96..........................................................   4.77%
97..........................................................   4.90%
98..........................................................   4.82%
99..........................................................   4.41%
00..........................................................   5.69%

Highest Quarterly Return:                 1.88%
  (1/1/91 through 12/31/00)        (1st Quarter 1991)
Lowest Quarterly Return:                  0.80%
  (1/1/91 through 12/31/00)     (2nd & 4th Quarter 1993,
                                    1st Quarter 1994)

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/00
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
Money Market Fund...........................................  5.69%     4.92%     4.88%

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.62
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.97%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ................................................     $99
3 YEARS................................................    $309
5 YEARS................................................    $536
10 YEARS...............................................  $1,190

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About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE

MUNICIPAL MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

The Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's and "P-1" by Moody's Investors Service, Inc., at the time of purchase,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,
- desire regular, monthly income that is generally exempt from Federal income tax,
- require a short-term investment vehicle for cash when making long-term investment decisions, or
- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................   2.66%
95..........................................................   3.71%
96..........................................................   2.78%
97..........................................................   2.83%
98..........................................................   2.64%
99..........................................................   2.34%
00..........................................................   3.21%

Highest Quarterly Return:          1.00%
  (1/1/94 through 12/31/00)  (2nd Quarter 1995)
Lowest Quarterly Return:           0.49%
  (1/1/94 through 12/31/00)  (1st Quarter 1999)

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                         ----------------------------------
                                                                   AS OF 12/31/00
                                                         ----------------------------------
                                                                            SINCE INCEPTION
                                                         1 YEAR   5 YEARS     (11/10/93)
                                                         ------   -------   ---------------
Municipal Money Market Fund............................  3.21%     2.76%         2.87%

--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.67
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  1.02%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ................................................    $104
3 YEARS................................................    $325
5 YEARS................................................    $563
10 YEARS...............................................  $1,248

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About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

The Manager is the sole investment adviser to the Fund.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------
- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,
- desire regular, monthly income from a highly liquid investment,
- require a short-term investment vehicle for cash when making long-term investment decisions, or
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts.

--------------------------------------------------------------------------------

About the Funds                        11                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................   3.05%
94..........................................................   4.09%
95..........................................................   5.62%
96..........................................................   4.51%
97..........................................................   4.65%
98..........................................................   4.62%
99..........................................................   4.20%
00..........................................................   5.53%

Highest Quarterly Return:            1.44%
  (1/1/93 through 12/31/00)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.74%
  (1/1/93 through 12/31/00)    (4th Quarter 1993)

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                         ----------------------------------
                                                                   AS OF 12/31/00
                                                         ----------------------------------
                                                                            SINCE INCEPTION
                                                         1 YEAR   5 YEARS      (3/2/92)
                                                         ------   -------   ---------------
U.S. Government Money Market Fund......................  5.53%     4.70%         4.44%

--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.65
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  1.00%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ................................................    $102
3 YEARS................................................    $318
5 YEARS................................................    $552
10 YEARS...............................................  $1,225

--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN AADVANTAGE

MONEY MARKET MILEAGE FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc., at the time of purchase,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,
- desire regular, monthly income from a highly liquid investment,
- require a short-term investment vehicle for cash when making long-term investment decisions,
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts, or
- desire to receive miles in the American Airlines AAdvantage(R) program.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Fund's performance, as shown in the chart and table below, is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this prospectus. The Companion Fund has been managed by the Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund.

--------------------------------------------------------------------------------

About the Funds                        15                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

(Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown below from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2000 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

91..........................................................   6.77%
92..........................................................   4.02%
93..........................................................   3.28%
94..........................................................   4.22%
95..........................................................   5.93%
96..........................................................   4.65%
97..........................................................   4.74%
98..........................................................   4.67%
99..........................................................   4.30%
00..........................................................   5.57%

Highest Quarterly Return:             1.88%
  (1/1/91 through 12/31/00)     (1st Quarter 1991)
Lowest Quarterly Return:              0.74%
  (1/1/91 through 12/31/00)  (2nd & 4th Quarter 1993,
                                1st Quarter 1994)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/00
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
Money Market Mileage Fund..................................  5.57%     4.78%       4.70%

--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Mileage Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.73
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  1.08%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ................................................    $110
3 YEARS................................................    $343
5 YEARS................................................    $595
10 YEARS...............................................  $1,317

--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

The Manager
-----------

The Trust has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2000, the Manager had approximately $22.9 billion of assets under management, including approximately $10.5 billion under active management and $12.4 billion as named fiduciary or financial adviser. Of the total, approximately $14.1 billion of assets are related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Funds are valued in accordance with the amortized cost method, which is designed to enable the Funds to maintain a stable NAV of $1.00 per share. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

The NAV of Platinum Class shares will be determined based on a pro rata allocation of investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for business, with the exception of Columbus Day and Veterans Day. The Funds are closed and no NAV is calculated on these days.

--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Platinum Class shares are offered on a continuous basis at net asset value through selected financial institutions (such as banks and broker-dealers). Money Market Mileage Fund shares are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Money Market Mileage Fund.

Purchase Policies
-----------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares purchased through financial institutions may be subject to transaction fees. Shares of the Funds are offered and purchase orders accepted until 10:30 a.m. Central Time (or if earlier, the close of the Exchange) on each day on which the Exchange is open for trading. In addition, shares are not offered and orders are not accepted on Columbus Day and Veterans Day.

If a purchase order is received in good order prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Each financial institution is responsible for the prompt transmission of purchase orders for its clients. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account
------------------

A completed, signed application is required to open an account. Financial institutions may have different procedures for opening an account. Eligible investors in the Money Market Mileage Fund can enroll in the American Airlines AAdvantage(R) Program by calling (800) 882-8880 or by visiting www.aa.com. You may request a Fund application form by calling (800) 973-7977.

--------------------------------------------------------------------------------
Prospectus                             19                  About Your Investment

Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone or by mail on any day that the Fund is open for business by contacting the financial institution through which Fund shares were purchased. The redemption price will be the NAV next determined after a redemption order is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. Each financial institution is responsible for the prompt transmission of redemption orders for its clients. Proceeds from redemptions requested by 10:30 a.m. Central Time (or if earlier, the close of the Exchange) will generally be processed on the same day.

In any event, proceeds from a redemption order for any Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days. Shares redeemed through financial intermediaries may be subject to transaction fees.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.

--------------------------------------------------------------------------------
About Your Investment                  20                             Prospectus

General Policies
----------------

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
- modify or terminate the exchange privilege at any time,
- limit the number of exchanges between Funds an investor may exercise, and
- seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Financial institutions offering Platinum Class shares may impose fees on investors for checkwriting privileges or, if approved by the Funds, establish variations on minimum check amounts. Some institutions may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.

Distributions and Taxes
----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains that are paid to shareholders monthly on the first business day after the month ends. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Usually, dividends (except those paid by the Municipal Money Market Fund) and distributions of net realized gains are taxable events.

The Municipal Money Market Fund designates most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, shareholders will

--------------------------------------------------------------------------------
Prospectus                             21                  About Your Investment
be required to treat a portion of the interest-exempt dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax (AMT). Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AAdvantage(R) Miles
-----------------

The AAdvantage program offers its members the opportunity to obtain free upgrades and travel awards on American Airlines and other AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the AAdvantage program, call American Airlines at (800) 882-8880 or visit www.aa.com.

AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in the Money Market Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on an $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Money Market Mileage Fund. These miles appear on subsequent AAdvantage program statements.

For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Money Market Mileage Fund, trustees of the trust account should consult their own legal and tax advisers as to the tax effect of this arrangement and whether the arrangement is consistent with their duties as trustees. American Airlines has informed the Money Market Mileage Fund that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage

--------------------------------------------------------------------------------
About Your Investment                  22                             Prospectus
miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

The Manager reserves the right to discontinue posting AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
---------------------------

The AAdvantage Funds and Mileage Funds have each adopted a Distribution Plan for the Platinum Class (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds' Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The Plans provide that

--------------------------------------------------------------------------------

Prospectus                             23                 Additional Information
each Platinum Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and resulting in costs higher than other types of sales charges.

Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        [Master-Feeder Structure graph]

Each Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in the table represent the rate that an

--------------------------------------------------------------------------------

Additional Information                 24                             Prospectus
investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.

                                                                      MONEY MARKET FUND
                                ----------------------------------------------------------------------------------------------
                                                                        PLATINUM CLASS
                                ----------------------------------------------------------------------------------------------
                                                    TWO MONTHS                                                     NOVEMBER 7,
                                 YEAR ENDED           ENDED                   YEAR ENDED OCTOBER 31,                 1995 TO
                                DECEMBER 31,       DECEMBER 31,       --------------------------------------       OCTOBER 31,
FOR A SHARE OUTSTANDING             2000               1999             1999           1998           1997            1996
THROUGHOUT THE PERIOD:          ------------       ------------       --------       --------       --------       -----------
Net asset value, beginning of
 period.......................    $   1.00           $   1.00         $   1.00       $   1.00       $   1.00        $   1.00
                                  --------           --------         --------       --------       --------        --------
   Net investment income(A)...        0.06               0.01             0.04           0.05           0.05            0.05
   Less dividends from net
     investment income........       (0.06)             (0.01)           (0.04)         (0.05)         (0.05)          (0.05)
                                  --------           --------         --------       --------       --------        --------
Net asset value, end of
 period.......................    $   1.00           $   1.00         $   1.00       $   1.00       $   1.00        $   1.00
                                  ========           ========         ========       ========       ========        ========
Total return..................        5.69%              0.82%(C)         4.33%          4.89%          4.87%           4.85%(B,C)
                                  ========           ========         ========       ========       ========        ========
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...........    $800,196           $866,041         $841,653       $744,226       $494,413        $119,981
   Ratios to average net
     assets (annualized):(A)
       Expenses...............        0.97%              1.00%            0.97%          0.94%          0.93%           0.94%
       Net investment
         income...............        5.54%              4.87%            4.24%          4.78%          4.80%           4.63%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(C) Not annualized.

--------------------------------------------------------------------------------

Prospectus                             25                 Additional Information

                                                                MUNICIPAL MONEY MARKET FUND
                                -------------------------------------------------------------------------------------------
                                                                      PLATINUM CLASS
                                -------------------------------------------------------------------------------------------
                                                    TWO MONTHS                                                  NOVEMBER 7,
                                 YEAR ENDED           ENDED                 YEAR ENDED OCTOBER 31,                1995 TO
                                DECEMBER 31,       DECEMBER 31,       -----------------------------------       OCTOBER 31,
FOR A SHARE OUTSTANDING             2000               1999            1999          1998          1997            1996
THROUGHOUT THE PERIOD:          ------------       ------------       -------       -------       -------       -----------
Net asset value, beginning of
 period.......................    $  1.00            $  1.00          $  1.00       $  1.00       $  1.00         $  1.00
                                  -------            -------          -------       -------       -------         -------
   Net investment income(A)...       0.03               0.01             0.02          0.03          0.03            0.03
   Less dividends from net
     investment income........      (0.03)             (0.01)           (0.02)        (0.03)        (0.03)          (0.03)
                                  -------            -------          -------       -------       -------         -------
Net asset value, end of
 period.......................    $  1.00            $  1.00          $  1.00       $  1.00       $  1.00         $  1.00
                                  =======            =======          =======       =======       =======         =======
Total return..................       3.21%              0.47%(C)         2.27%         2.75%         2.79%           2.88%(B,C)
                                  =======            =======          =======       =======       =======         =======
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...........    $89,602            $76,076          $81,118       $87,852       $63,883         $49,862
   Ratios to average net
     assets (annualized):(A)
       Expenses...............       1.02%              1.05%            1.04%         1.04%         1.03%           0.97%
       Net investment income..       3.17%              2.77%            2.24%         2.69%         2.75%           2.72%
   Decrease reflected in above
     expense ratio due to
     absorption of expenses by
     the Manager..............          -               0.03%            0.01%         0.03%         0.01%           0.05%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(C) Not annualized.

--------------------------------------------------------------------------------

Additional Information                 26                             Prospectus

                                                             U.S. GOVERNMENT MONEY MARKET FUND
                                -------------------------------------------------------------------------------------------
                                                                      PLATINUM CLASS
                                -------------------------------------------------------------------------------------------
                                                    TWO MONTHS                                                  NOVEMBER 7,
                                 YEAR ENDED           ENDED                 YEAR ENDED OCTOBER 31,                1995 TO
                                DECEMBER 31,       DECEMBER 31,       -----------------------------------       OCTOBER 31,
FOR A SHARE OUTSTANDING             2000               1999            1999          1998         1997(B)          1996
THROUGHOUT THE PERIOD:          ------------       ------------       -------       -------       -------       -----------
Net asset value, beginning of
 period.......................    $  1.00            $  1.00          $  1.00       $  1.00       $  1.00         $  1.00
                                  -------            -------          -------       -------       -------         -------
   Net investment income(A)...       0.05               0.01             0.04          0.05          0.05            0.04
   Less dividends from net
     investment income........      (0.05)             (0.01)           (0.04)        (0.05)        (0.05)          (0.04)
                                  -------            -------          -------       -------       -------         -------
Net asset value, end of
 period.......................    $  1.00            $  1.00          $  1.00       $  1.00       $  1.00         $  1.00
                                  =======            =======          =======       =======       =======         =======
Total return..................       5.53%              0.80%(E)         4.09%         4.71%         4.61%           4.58%(C,E)
                                  =======            =======          =======       =======       =======         =======
Ratios and supplemental data:
   Net assets, end of period
     (in thousands)...........    $78,857            $78,585          $84,385       $78,412       $68,439         $52,153
   Ratios to average net
     assets (annualized)(A,D):
       Expenses...............       1.00%              1.02%            1.01%         1.01%         0.99%           1.00%
       Net investment income..       5.40%              4.77%            4.01%         4.62%         4.53%           4.35%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(D) Operating results of the Platinum Class excluded fees waived by the Manager during the year ended October 31, 1998. The ratio of expenses to average net assets was 1.02% and the ratio of net investment income to average net assets was 4.62% prior to expenses waived.

(E) Not annualized.

--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information

                                                                      MONEY MARKET MILEAGE FUND
                                     --------------------------------------------------------------------------------------------
                                                                          PLATINUM CLASS(A)
                                     --------------------------------------------------------------------------------------------
                                                         TWO MONTHS                                                   JANUARY 29,
                                      YEAR ENDED           ENDED                  YEAR ENDED OCTOBER 31,                  TO
                                     DECEMBER 31,       DECEMBER 31,       ------------------------------------       OCTOBER 31,
FOR A SHARE OUTSTANDING                  2000               1999             1999          1998          1997            1996
THROUGHOUT THE PERIOD:               ------------       ------------       --------       -------       -------       -----------
Net asset value, beginning of
 period............................    $   1.00           $   1.00         $   1.00       $  1.00       $  1.00         $  1.00
                                       --------           --------         --------       -------       -------         -------
Income from investment operations:
 Net investment income(B)..........        0.05               0.01             0.04          0.05          0.05            0.03
 Dividends from net investment
   income..........................       (0.05)             (0.01)           (0.04)        (0.05)        (0.05)          (0.03)
                                       --------           --------         --------       -------       -------         -------
Net asset value, end of period.....    $   1.00           $   1.00         $   1.00       $  1.00       $  1.00         $  1.00
                                       ========           ========         ========       =======       =======         =======
Total return.......................        5.57%              0.80%(C)         4.22%         4.74%         4.71%           4.78%(C)
                                       ========           ========         ========       =======       =======         =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)......................    $643,693           $442,218         $342,192       $73,875       $49,184         $15,429
 Ratios to average net assets
   (annualized)(B):
   Expenses........................        1.08%              1.09%            1.09%         1.09%         1.09%           1.09%
   Net investment income...........        5.46%              4.80%            4.17%         4.64%         4.64%           4.48%
 Decrease reflected in above
   expense ratio due to absorption
   of expenses by the Manager......           -               0.11%               -          0.03%         0.05%           0.15%

(A) The Platinum Class of the Money Market Mileage Fund commenced active operations on January 29, 1996 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(C) Not annualized.

--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 973-7977.

  ANNUAL REPORT/SEMI-ANNUAL REPORT       STATEMENT OF ADDITIONAL INFORMATION
  The Fund's Annual and Semi-Annual      The SAI contains more details about
  Reports list the Fund's actual         the Fund and its investment policies.
  investments as of the report's date.   The SAI is incorporated in this
  They also include a discussion by the  Prospectus by reference (it is
  Manager of market conditions and       legally part of this Prospectus). A
  investment strategies that             current SAI is on file with the
  significantly affected the Fund's      Securities and Exchange Commission
  performance. The report of the Fund's  (SEC).
  independent auditors is included in
  the Annual Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:

          BY TELEPHONE:             ON THE INTERNET:
       Call (800) 973-7977
                                    Visit our website at www.aafunds.com
            BY E-MAIL:
 american aadvantage.funds@aa.com   Visit Southwest Securities' website at
                                    www.swst.com
             BY MAIL:
       Southwest Securities         Visit the SEC website at www.sec.gov
  Attn: Money Market Department
   1201 Elm Street, Suite 3500      The SAI and other information about the
       Dallas, Texas 75270          Funds are available on the EDGAR Database
                                    on the SEC's Internet site at
                                    http://www.sec.gov. Copies of this
                                    information may be obtained, after paying
                                    a duplicating fee, by electronic mail to
                                    publicinfo@sec.gov, or by writing to:
                                    SEC's Public Reference Section, 450 5th
                                    Street NW, Washington, D.C. 20549-0102.
                                    The SAI and other information about the
                                    Funds may also be reviewed and copied at
                                    the SEC's Public Reference Room.
                                    Information on the operation of the SEC
                                    Public Reference Room may be obtained by
                                    calling the SEC at (202) 942-8090.

                               AVAILABLE THROUGH:

                           SOUTHWEST SECURITIES LOGO

                        MEMBER: NEW YORK STOCK EXCHANGE

               1201 Elm Street, Suite 3500 - Dallas, Texas 75270

    [American AAdvantage Funds Logo]      [American AAdvantage Mileage Funds Logo]
        SEC File Number 811-4984                  SEC File Number 811-9018

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund and American AAdvantage Money Market Mileage Fund are service marks of AMR Investment Services, Inc.